General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expenses [Line Items]
General and Administrative Expense	$ 3,799	$ 3,078	$ 3,246
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	809	871	858
Professional fees	622	683	741
Salaries and benefits	1,441	849	747
Rent and office-maintenance fees	269	303	359
Investor relations and business development expenses	460	248	457
Insurance and Other	198	124	84
General and Administrative Expense	$ 3,799	$ 3,078	$ 3,246